Leases - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) lease	Dec. 31, 2024 GBP (£) lease
Leases [Line Items]
Lease, extension period	91 years	91 years
Number of leases with variable lease payment terms | lease	37	38
Number of leases | lease	97	103
Expense relating to variable lease payments not included in measurement of lease liabilities	£ 3,746	£ 3,855
Cash flow reduced for early termination option expected to be exercised	0	9
Cash flow increased for early extension option expected to be exercised	1,780	1,859
Barclays Bank PLC
Leases [Line Items]
Cash flow reduced for early termination option expected to be exercised	0	9
Cash flow increased for early extension option expected to be exercised	£ 49	£ 14